Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001

Dear Shareholder:

During the six-month period ended November 30, 2001, the U.S. economy continued to slide, as industrial production, already negative on an annual percentage change basis at the beginning of the fiscal year, actually decelerated as the year extended. Attempting to provide support to the slumping economy, the Federal Reserve Board continued the course of rate easing that it began in January. Between June and the end of November, the federal funds rate was reduced five times, taking it from 4.00 percent to 2.00 percent. (Subsequent to the end of the period under review, in December, it was reduced to 1.75 percent.)

During the period under review, the stock market, as measured by the Standard & Poor's 500 Index (S&P 500) returned -8.65 percent.* The Index's return was dominated by the behavior of pro-cyclical stocks, which fell noticeably as the effects of the economic slowdown began to spread. Then, following the terrorist attacks of September 11, the market's decline accelerated, only to quickly reverse sharply as renewed optimistic buying pressure increased market index prices by an astounding ten percentage points in only ten weeks time. During November, for example, returns were up sharply across all economic sectors except for energy and utilities, which reflected Enron-related difficulties. Technology and value sector cyclicals (i.e., heavy industry, transportation, basic resources, and consumer durables) led the surge, followed by non-cyclical growth sectors (i.e., health care, telephone services, beverage & personal products). Returns in the financial-services sector were also robust.

Performance And Portfolio Strategy

For the six-month period ended November 30, 2001, Morgan Stanley Equity Fund's Class A, B, C and D shares posted total returns of -11.70 percent, -12.09 percent, -12.05 percent and -11.61 percent, respectively. During the same period, the S&P 500 returned -8.65 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investments LP, the Fund's sub-advisor, the effective execution of a somewhat defensive strategy contributed positively to the Fund's relative performance, though not nearly to the extent expected in a recessionary economy. This failure to meet expectations can be attributed to the powerful market reaction to the terrorists' attacks on our country and the

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001 continued

necessary adjustments made to the portfolio as a result. The sub-advisor strives to own stocks with the best value and growth dynamics for each position held, and seeks to avoid deep value positions with poor earnings estimate revisions. Correspondingly, highly priced stocks with the highest estimate revisions are also eschewed. Stocks with good fundamentals at reasonable valuations (a product of quantitative and qualitative research) dominate their strategy. Thus, for the period under review, the sub-advisor attempted to avoid overpriced issues, instead favoring positions in which steady growth prospects had not yet been fully accounted for by the market. In aggregate, the Fund's portfolio would have been fairly characterized as having a non-cyclical, defensive tilt. At the end of November, the Fund was underweighted in consumer durables, consumer services, retail, industrials, basic materials, and technology, and was overweighted in consumer nondurables (i.e., food & beverages), health care and electric and telephone utilities.

The stock market's unusually high degree of cyclical sensitivity post-September 11 pushed market returns ahead of the Fund's return, due to the Fund's less economically sensitive tilt. The Fund's performance was helped by its overweighting in noncyclical stocks that posted strong earnings -- particularly pharmaceuticals such as Pfizer, Pharmacia, American Home Products -- and also in such technology holdings as Seibel, KLA-Tencor and Maxim Integrated Products. However, these positive elements were insufficient to offset the effects of the Fund's underweighting in the surging high-price/earnings, large-cap tech stocks such as Intel, Cisco, Nortel and EMC. Underweightings in brokerage and consumer-finance stocks also hurt the Fund's relative performance, nullifying otherwise strong contributions from basic resources positions (e.g. Alcoa, Air Products & Chemicals) and cautious underweightings in most energy stocks, which performed poorly.

By November, as the economic slowdown continued to grind forward, earnings expectations for many companies had appropriately fallen, making previously out-of-reach positions attractive. As a result, the Fund captured most, though not all, of the market's positive moves, but without compromising its approach of selecting securities based on both fundamentals and valuations. As of November 30, the portfolio was less defensive and more pro-cyclical than it was earlier in the year. However, due to continued market volatility, sector variances to the benchmark remained small. The largest sector overweightings in the Fund on that date were health care and basic resources; the largest sector underweightings were technology, energy and retailing. The value/growth sector variances to the benchmark slightly favored growth.

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001 continued

Looking Ahead

The sub-advisor believes that the vigorous stimuli of interest-rate cuts by the Fed, mortgage refinancings, tax cuts and energy price reductions should mitigate the effects of the current recession and lead to positive signs of economic recovery early in 2002. The stock market has discounted a fair amount of the upturn already. In the sub-advisor's view, the investment implications of the market's recent rally are that opportunities in style and sector weighting slants have nearly exhausted themselves in the early gains. Thus, strong stock selection may be a primary determinant of performance in the foreseeable future, particularly among those stocks with the best combination of growth and value characteristics within each sector.

Morgan Stanley Investments believes that the Fund offers a unique investment opportunity as a result of its style balance (between growth and value) and diversification among stocks that are considered by the sub-advisor to be reasonably valued.

We appreciate your ongoing support of Morgan Stanley Equity Fund and look forward to serving your future investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Equity Fund
FUND PERFORMANCE - NOVEMBER 30, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------------------------------
1 Year                      (17.14)% (1) (21.49)% (2)
Since Inception (7/29/98)   (0.36)%  (1)  (1.96)% (2)
                 CLASS C SHARES+
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------------------------------
1 Year                      (17.73)%(1) (18.45)%(2)
Since Inception (7/29/98)    (1.02)%(1)  (1.02)%(2)
                 CLASS B SHARES**
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------------------------------
1 Year                      (17.86)%(1) (21.45)%(2)
Since Inception (7/29/98)    (1.12)%(1)  (1.64)%(2)
                 CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------
1 Year                      (17.01)%(1)
Since Inception (7/29/98)    (0.11)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2001 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.3%)
              Aerospace & Defense
              (0.6%)
   24,900     Boeing Co. ..............  $    873,990
    8,200     Northrop Grumman
               Corp. ..................       769,816
                                         ------------
                                            1,643,806
                                         ------------
              Alternative Power
              Generation (0.2%)
   25,000     Calpine Corp.*...........       539,000
                                         ------------
              Aluminum (0.9%)
   64,200     Alcoa, Inc. .............     2,478,120
                                         ------------
              Apparel/Footwear Retail
              (0.4%)
   76,500     Limited, Inc. (The)......     1,064,880
                                         ------------
              Auto Parts: O.E.M. (0.8%)
  109,900     Delphi Automotive Systems
               Corp. ..................     1,507,828
   35,800     Visteon Corp. ...........       494,040
                                         ------------
                                            2,001,868
                                         ------------
              Beverages: Alcoholic
              (0.9%)
   52,700     Anheuser-Busch Companies,
               Inc. ...................     2,271,370
                                         ------------
              Beverages: Non-Alcoholic
              (1.8%)
   99,400     Coca-Cola Co. ...........     4,667,824
                                         ------------
              Biotechnology (0.9%)
   36,600     Amgen Inc.*..............     2,431,338
                                         ------------
              Building Products (0.4%)
   48,700     Masco Corp. .............     1,019,291
                                         ------------
              Cable/Satellite TV (1.7%)
  228,500     Charter Communications,
               Inc. (Class A)*.........     3,514,330
   24,800     Comcast Corp. (Class A
               Special)*...............       942,400
                                         ------------
                                            4,456,730
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Casino/Gaming (0.2%)
   14,000     MGM Mirage Inc.*.........  $    368,900
   34,000     Park Place Entertainment
               Corp.*..................       285,600
                                         ------------
                                              654,500
                                         ------------
              Chemicals: Major
              Diversified (0.3%)
   21,000     Rohm & Haas Co. .........       745,500
                                         ------------
              Chemicals: Specialty
              (1.9%)
  109,800     Air Products & Chemicals,
               Inc. ...................     5,020,056
                                         ------------
              Computer Communications
              (1.1%)
  138,000     Cisco Systems, Inc.*.....     2,822,100
                                         ------------
              Computer Processing
              Hardware (3.2%)
   91,400     Dell Computer Corp.*.....     2,552,802
   26,800     International Business
               Machines Corp. .........     3,097,812
  204,500     Sun Microsystems,
               Inc.*...................     2,912,080
                                         ------------
                                            8,562,694
                                         ------------
              Department Stores (0.8%)
   30,200     Kohl's Corp.*............     2,049,070
                                         ------------
              Discount Stores (2.7%)
   73,500     Kmart Corp.*.............       448,350
  120,900     Wal-Mart Stores, Inc. ...     6,667,635
                                         ------------
                                            7,115,985
                                         ------------
              Drugstore Chains (0.3%)
   29,100     CVS Corp. ...............       784,245
                                         ------------
              Electric Utilities (1.6%)
   90,900     Duke Energy Corp. .......     3,286,035
   20,900     Exelon Corp. ............       932,349
                                         ------------
                                            4,218,384
                                         ------------
              Electronic
              Equipment/Instruments
              (0.4%)
   30,000     Waters Corp.*............     1,096,500
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Production
              Equipment (0.6%)
   18,400     KLA-Tencor Corp.*........  $    924,232
   26,500     Teradyne, Inc.*..........       738,290
                                         ------------
                                            1,662,522
                                         ------------
              Finance/Rental/Leasing
              (2.6%)
    8,000     Fannie Mae...............       628,800
   67,700     Freddie Mac..............     4,479,709
   24,200     Household International,
               Inc. ...................     1,427,558
   12,900     MBNA Corp. ..............       415,896
                                         ------------
                                            6,951,963
                                         ------------
              Financial Conglomerates
              (1.6%)
   87,066     Citigroup, Inc. .........     4,170,461
                                         ------------
              Food Retail (0.8%)
   63,800     Kroger Co.*..............     1,615,416
   13,700     Safeway Inc.*............       610,472
                                         ------------
                                            2,225,888
                                         ------------
              Food: Major Diversified
              (2.0%)
   16,100     General Mills, Inc. .....       794,535
   40,500     PepsiCo, Inc. ...........     1,969,515
   45,800     Unilever N.V.
               (Netherlands)...........     2,606,020
                                         ------------
                                            5,370,070
                                         ------------
              Home Improvement Chains
              (1.4%)
   79,550     Home Depot, Inc. (The)...     3,711,803
                                         ------------
              Hospital/Nursing
              Management (1.3%)
   91,100     HCA Inc. ................     3,533,769
                                         ------------
              Household/Personal Care
              (1.7%)
   71,600     Avon Products, Inc. .....     3,418,184
   13,500     Procter & Gamble Co.
               (The)...................     1,045,710
                                         ------------
                                            4,463,894
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Industrial Conglomerates
              (7.5%)
  258,600     General Electric Co. ....  $  9,956,100
   47,700     Honeywell International,
               Inc. ...................     1,580,778
  101,600     Tyco International Ltd.
               (Bermuda)...............     5,974,080
   39,800     United Technologies
               Corp. ..................     2,395,960
                                         ------------
                                           19,906,918
                                         ------------
              Industrial Specialties
              (0.2%)
   11,700     PPG Industries, Inc. ....       629,109
                                         ------------
              Information Technology
              Services (1.5%)
   59,300     Electronic Data Systems
               Corp. ..................     4,104,746
                                         ------------
              Insurance
              Brokers/Services (0.6%)
   15,000     Marsh & McLennan
               Companies, Inc. ........     1,604,550
                                         ------------
              Integrated Oil (4.9%)
   51,700     BP Amoco PLC (ADR)
               (United Kingdom)........     2,283,589
    6,853     ChevronTexaco Corp. .....       582,574
  274,700     Exxon Mobil Corp. .......    10,273,780
                                         ------------
                                           13,139,943
                                         ------------
              Internet
              Software/Services (0.4%)
   47,900     Siebel Systems, Inc.*....     1,070,565
                                         ------------
              Investment Banks/Brokers
              (0.9%)
    8,700     Goldman Sachs Group, Inc.
               (The)...................       773,430
   25,800     Lehman Brothers Holdings,
               Inc. ...................     1,706,670
                                         ------------
                                            2,480,100
                                         ------------
              Life/Health Insurance
              (0.2%)
   22,500     MetLife, Inc. ...........       617,175
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Banks (7.4%)
   90,200     Bank of America Corp. ...  $  5,536,476
   19,200     Comerica, Inc. ..........       986,112
   15,900     FleetBoston Financial
               Corp. ..................       584,325
    8,100     PNC Financial Services
               Group, Inc. ............       469,395
   45,100     SunTrust Banks, Inc. ....     2,853,026
   97,100     Wachovia Corp. ..........     3,005,245
  149,000     Wells Fargo & Co. .......     6,377,200
                                         ------------
                                           19,811,779
                                         ------------
              Major Telecommunications
              (5.1%)
   71,955     AT&T Corp. ..............     1,258,493
  112,272     SBC Communications,
               Inc. ...................     4,196,727
  113,300     Verizon Communications
               Inc. ...................     5,325,100
  203,503     WorldCom Group, Inc.-
               WorldCom Group*.........     2,958,934
                                         ------------
                                           13,739,254
                                         ------------
              Managed Health Care
              (0.7%)
   10,200     CIGNA Corp. .............       930,546
    8,100     Wellpoint Health
               Networks, Inc.*.........       954,990
                                         ------------
                                            1,885,536
                                         ------------
              Media Conglomerates
              (2.9%)
  224,100     AOL Time Warner Inc.*....     7,821,090
                                         ------------
              Medical Specialties
              (1.1%)
   25,200     Baxter International,
               Inc. ...................     1,310,400
   31,400     Medtronic, Inc. .........     1,484,592
                                         ------------
                                            2,794,992
                                         ------------
              Motor Vehicles (0.6%)
   47,389     Ford Motor Co. ..........       897,548
   14,200     General Motors Corp. ....       705,740
                                         ------------
                                            1,603,288
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Multi-Line Insurance
              (2.9%)
   81,700     American International
               Group, Inc. ............  $  6,732,080
   17,500     Hartford Financial
               Services Group, Inc.
               (The)...................     1,036,000
                                         ------------
                                            7,768,080
                                         ------------
              Oil & Gas Pipelines
              (0.3%)
   20,170     El Paso Corp. ...........       897,565
                                         ------------
              Packaged Software (4.6%)
  167,000     Microsoft Corp.*.........    10,723,070
  119,800     Oracle Corp.*............     1,680,794
                                         ------------
                                           12,403,864
                                         ------------
              Pharmaceuticals: Major
              (13.1%)
   53,900     Abbott Laboratories......     2,964,500
   78,400     American Home Products
               Corp. ..................     4,711,840
   67,400     Bristol-Myers Squibb
               Co. ....................     3,623,424
   59,700     Johnson & Johnson........     3,477,525
   36,900     Merck & Co., Inc. .......     2,499,975
  270,900     Pfizer, Inc. ............    11,732,679
  116,700     Pharmacia Corp. .........     5,181,480
   19,100     Schering-Plough Corp. ...       682,443
                                         ------------
                                           34,873,866
                                         ------------
              Property - Casualty
              Insurers (0.8%)
   23,100     ACE, Ltd. (Bermuda)......       880,110
   19,600     Chubb Corp. (The)........     1,373,176
                                         ------------
                                            2,253,286
                                         ------------
              Pulp & Paper (0.4%)
   28,100     International Paper
               Co. ....................     1,122,595
                                         ------------
              Railroads (1.0%)
   71,900     CSX Corp. ...............     2,689,060
                                         ------------
              Restaurants (0.5%)
   45,400     McDonald's Corp. ........     1,218,536
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Semiconductors (2.8%)
   43,100     Analog Devices, Inc.*....  $  1,831,750
   92,200     Intel Corp. .............     3,011,252
   30,500     Maxim Integrated
               Products, Inc.*.........     1,671,705
   13,200     Vitesse Semiconductor
               Corp.*..................       160,908
   24,800     Xilinx, Inc.*............       895,528
                                         ------------
                                            7,571,143
                                         ------------
              Services to the Health
              Industry (1.0%)
  181,100     Healthsouth Corp.*.......     2,665,792
                                         ------------
              Specialty
              Telecommunications (0.2%)
   40,800     Qwest Communications
               International, Inc. ....       485,520
                                         ------------
              Telecommunication
              Equipment (2.5%)
  387,300     Lucent Technologies
               Inc.*...................     2,835,036
  165,200     Motorola, Inc. ..........     2,748,928
   19,600     QUALCOMM Inc.*...........     1,150,912
                                         ------------
                                            6,734,876
                                         ------------
              Tobacco (0.9%)
   50,600     Philip Morris Companies,
               Inc. ...................     2,386,802
                                         ------------
              Trucks/Construction/Farm
              Machinery (0.6%)
   32,800     Caterpillar, Inc. .......     1,555,376
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless Communications
              (0.6%)
   62,700     Sprint Corp. (PCS
               Group)*.................  $  1,564,365
                                         ------------
              Total Common Stocks
              (Cost $258,139,191)......   265,133,402
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
              Short-Term Investment (0.4%)
              Repurchase Agreement
  $ 1,082     Joint repurchase
               agreement account 2.129%
               due 12/03/01 (dated
               11/30/01; proceeds
               $1,082,192) (a)
               (Cost $1,082,000).......  $  1,082,000
                                         ------------

Total Investments
(Cost $259,221,191) (b).....    99.7%     266,215,402
Other Assets in Excess of
Liabilities.................     0.3          898,043
                               -----     ------------
Net Assets..................   100.0%    $267,113,445
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $24,312,485 and the aggregate gross unrealized depreciation is $17,318,274, resulting in net unrealized appreciation of $6,994,211.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2001 (unaudited)

Assets:
Investments in securities, at value (cost
 $259,221,191)...........................  $266,215,402
Cash.....................................           651
Receivable for:
    Shares of beneficial interest sold...     1,535,155
    Investments sold.....................     1,162,915
    Dividends............................       431,102
    Foreign withholding taxes
     reclaimed...........................        14,860
Prepaid expenses and other assets........        92,627
                                           ------------
    Total Assets.........................   269,452,712
                                           ------------
Liabilities:
Payable for:
    Investments purchased................     1,418,362
    Shares of beneficial interest
     repurchased.........................       443,051
    Distribution fee.....................       207,292
    Investment management fee............       185,640
Accrued expenses and other payables......        84,922
                                           ------------
    Total Liabilities....................     2,339,267
                                           ------------
    Net Assets...........................  $267,113,445
                                           ============
Composition of Net Assets:
Paid-in-capital..........................  $343,398,987
Net unrealized appreciation..............     6,994,211
Net investment loss......................    (1,086,713)
Accumulated net realized loss............   (82,193,040)
                                           ------------
    Net Assets...........................  $267,113,445
                                           ============
Class A Shares:
Net Assets...............................    $8,381,619
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       974,586
    Net Asset Value Per Share............         $8.60
                                           ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)........................         $9.08
                                           ============
Class B Shares:
                                           $235,734,232
Net Assets...............................
Shares Outstanding (unlimited authorized,    28,185,915
 $.01 par value).........................
    Net Asset Value Per Share............         $8.36
                                           ============
Class C Shares:
                                            $15,746,066
Net Assets...............................
Shares Outstanding (unlimited authorized,     1,877,246
 $.01 par value).........................
    Net Asset Value Per Share............         $8.39
                                           ============
Class D Shares:
                                             $7,251,528
Net Assets...............................
Shares Outstanding (unlimited authorized,       835,384
 $.01 par value).........................
    Net Asset Value Per Share............         $8.68
                                           ============

Statement of Operations
For the six months ended November 30, 2001 (unaudited)

Net Investment Loss:

Income
Dividends (net of $8,113 foreign
 withholding tax)........................  $   1,840,947
Interest.................................         27,072
                                           -------------
    Total Income.........................      1,868,019
                                           -------------
Expenses
Distribution fee (Class A shares)........         11,334
Distribution fee (Class B shares)........      1,288,677
Distribution fee (Class C shares)........         84,682
Investment management fee................      1,237,804
Transfer agent fees and expenses.........        223,831
Professional fees........................         31,430
Custodian fees...........................         30,805
Registration fees........................         18,384
Shareholder reports and notices..........         15,592
Trustees' fees and expenses..............          6,183
Other....................................          6,010
                                           -------------
    Total Expenses.......................      2,954,732
                                           -------------
    Net Investment Loss..................     (1,086,713)
                                           -------------
Net Realized and Unrealized Loss:
Net realized loss........................    (26,130,100)
Net change in unrealized appreciation....    (13,282,987)
                                           -------------
    Net Loss.............................    (39,413,087)
                                           -------------
Net Decrease.............................  $ (40,499,800)
                                           =============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              NOVEMBER 30, 2001   MAY 31, 2001
                                                                ------------      ------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $ (1,086,713)     $ (3,201,426)
Net realized loss...........................................     (26,130,100)      (50,142,830)
Net change in unrealized appreciation.......................     (13,282,987)       (8,967,377)
                                                                ------------      ------------
    Net Decrease............................................     (40,499,800)      (62,311,633)
                                                                ------------      ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --              (1,479,215)
Class B shares..............................................        --             (45,038,388)
Class C shares..............................................        --              (2,929,114)
Class D shares..............................................        --              (1,163,038)
                                                                ------------      ------------
    Total Distributions.....................................        --             (50,609,755)
                                                                ------------      ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (34,585,885)       38,372,842
                                                                ------------      ------------

    Net Decrease............................................     (75,085,685)      (74,548,546)
Net Assets:
Beginning of period.........................................     342,199,130       416,747,676
                                                                ------------      ------------
End of Period
(Including net investment losses of $1,086,713, and $0,
respectively)...............................................    $267,113,445      $342,199,130
                                                                ============      ============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other stock exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investments, LP, formerly Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Mutiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.85% to the portion of daily net assets not exceeding $500 million; 0.825% to the portion of daily net assets exceeding $500 million but not exceeding $1.0 billion; and 0.80% to the portion of daily net assets in excess of $1.0 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $48,447,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $333,600 and $600, respectively and received approximately $9,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2001 aggregated $152,532,629 and $188,285,651, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At November 30, 2001 the Fund had transfer agent fees and expenses payable of approximately $7,800.

5. Federal Income Tax Status

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $49,696,000 during fiscal 2001.

As of May 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        NOVEMBER 30, 2001                 MAY 31, 2001
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      54,712   $    470,334          339,456   $  3,976,141
Reinvestment of distributions.....................      --            --               140,223      1,461,124
Redeemed..........................................    (156,159)    (1,346,783)        (372,592)    (4,133,663)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class A.................    (101,447)      (876,449)         107,087      1,303,602
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   1,285,659     10,859,642        5,537,884     65,377,330
Reinvestment of distributions.....................      --            --             4,068,784     41,542,265
Redeemed..........................................  (4,991,527)   (42,376,121)      (7,167,313)   (77,482,855)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................  (3,705,868)   (31,516,479)       2,439,355     29,436,740
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      75,188        640,940          395,878      4,709,428
Reinvestment of distributions.....................      --            --               278,765      2,851,761
Redeemed..........................................    (253,796)    (2,171,424)        (560,027)    (6,110,686)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................    (178,608)    (1,530,484)         114,616      1,450,503
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................     162,318      1,433,956          650,124      8,170,680
Reinvestment of distributions.....................      --            --                88,838        932,799
Redeemed..........................................    (232,100)    (2,096,429)        (246,172)    (2,921,482)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) Class D...................     (69,782)      (662,473)         492,790      6,181,997
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................  (4,055,705)  $(34,585,885)       3,153,848   $ 38,372,842
                                                    ==========   ============       ==========   ============

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                     FOR THE SIX      FOR THE YEAR      FOR THE YEAR   JULY 29, 1998*
                                                    MONTHS ENDED         ENDED             ENDED          THROUGH
                                                  NOVEMBER 30, 2001   MAY 31, 2001      MAY 31, 2000    MAY 31, 1999
                                                  -----------------   ------------      ------------   --------------
                                                     (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period............        $ 9.74            $12.88           $11.76          $10.00
                                                        ------            ------           ------          ------

Income (loss) from investment operations:
    Net investment income (loss)................            --             (0.01)           (0.03)           0.01
    Net realized and unrealized gain (loss).....         (1.14)            (1.64)            1.22            1.75
                                                        ------            ------           ------          ------

Total income (loss) from investment
  operations....................................         (1.14)            (1.65)            1.19            1.76
                                                        ------            ------           ------          ------

Less distributions from net realized gain.......            --             (1.49)           (0.07)             --
                                                        ------            ------           ------          ------

Net asset value, end of period..................        $ 8.60            $ 9.74           $12.88          $11.76
                                                        ======            ======           ======          ======

Total Return+...................................        (11.70)%(1)       (13.59)%          10.12 %         17.60%(1)

Ratios to Average Net Assets(3):
Expenses........................................          1.33 %(2)         1.27 %           1.29 %          1.38%(2)

Net investment income (loss)....................         (0.05)%(2)        (0.08)%          (0.25)%          0.07%(2)

Supplemental Data:
Net assets, end of period, in thousands.........        $8,382           $10,481          $12,483          $7,933

Portfolio turnover rate.........................            53 %(1)          162 %            184 %            80%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                      FOR THE PERIOD
                                                   FOR THE SIX       FOR THE YEAR      FOR THE YEAR   JULY 29, 1998*
                                                   MONTHS ENDED         ENDED             ENDED          THROUGH
                                                NOVEMBER 30, 2001    MAY 31, 2001      MAY 31, 2000    MAY 31, 1999
                                                ------------------   ------------      ------------   --------------
                                                   (unaudited)
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period..........         $ 9.51            $12.71            $11.69          $10.00
                                                       ------            ------            ------          ------

Income (loss) from investment operations:
    Net investment loss.......................          (0.03)            (0.10)            (0.12)          (0.07)
    Net realized and unrealized gain (loss)...          (1.12)            (1.61)             1.21            1.76
                                                       ------            ------            ------          ------

Total income (loss) from investment
 operations...................................          (1.15)            (1.71)             1.09            1.69
                                                       ------            ------            ------          ------

Less distributions from net realized gain.....             --             (1.49)            (0.07)             --
                                                       ------            ------            ------          ------

Net asset value, end of period................         $ 8.36            $ 9.51            $12.71          $11.69
                                                       ======            ======            ======          ======

Total Return+.................................         (12.09)%(1)       (14.28)%            9.32 %         16.90 %(1)

Ratios to Average Net Assets(3):
Expenses......................................           2.08 %(2)         2.04 %            2.04 %          2.13 %(2)

Net investment loss...........................          (0.80)%(2)        (0.85)%           (1.00)%         (0.68)%(2)

Supplemental Data:
Net assets, end of period, in thousands.......       $235,734          $303,227          $374,215        $273,345

Portfolio turnover rate.......................             53 %(1)          162 %             184 %            80 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                     FOR THE SIX      FOR THE YEAR      FOR THE YEAR   JULY 29, 1998*
                                                    MONTHS ENDED         ENDED             ENDED          THROUGH
                                                  NOVEMBER 30, 2001   MAY 31, 2001      MAY 31, 2000    MAY 31, 1999
                                                  -----------------   ------------      ------------   --------------
                                                     (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period............        $ 9.54            $12.73           $11.70          $10.00
                                                        ------           ------            ------          ------

Income (loss) from investment operations:
    Net investment loss.........................         (0.03)           (0.09)            (0.12)          (0.04)
    Net realized and unrealized gain (loss).....         (1.12)           (1.61)             1.22            1.74
                                                        ------           ------            ------          ------

Total income (loss) from investment
  operations....................................         (1.15)           (1.70)             1.10            1.70
                                                        ------           ------            ------          ------

Less distributions from net realized gain.......            --            (1.49)            (0.07)             --
                                                        ------           ------            ------          ------

Net asset value, end of period..................        $ 8.39           $ 9.54            $12.73          $11.70
                                                        ======           ======            ======          ======

Total Return+...................................        (12.05)%(1)      (14.17)%            9.31 %         17.10 %(1)

Ratios to Average Net Assets(3):
Expenses........................................          2.08 %(2)        1.96 %            2.04 %          1.91 %(2)

Net investment loss.............................         (0.80)%(2)       (0.77)%           (1.00)%         (0.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands.........       $15,746          $19,604           $24,711         $15,744

Portfolio turnover rate.........................            53 %(1)         162 %             184 %            80 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                     FOR THE SIX      FOR THE YEAR      FOR THE YEAR   JULY 29, 1998*
                                                    MONTHS ENDED         ENDED             ENDED          THROUGH
                                                  NOVEMBER 30, 2001   MAY 31, 2001      MAY 31, 2000    MAY 31, 1999
                                                  -----------------   ------------      ------------   --------------
                                                     (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period............       $ 9.82            $12.95            $11.79          $10.00
                                                       ------            ------            ------          ------

Income (loss) from investment operations:
    Net investment income (loss)................         0.01              0.02             (0.01)           0.03
    Net realized and unrealized gain (loss).....        (1.15)            (1.66)             1.24            1.76
                                                       ------            ------            ------          ------

Total income (loss) from investment
  operations....................................        (1.14)            (1.64)             1.23            1.79
                                                       ------            ------            ------          ------

Less distributions from net realized gain.......           --             (1.49)            (0.07)             --
                                                       ------            ------            ------          ------

Net asset value, end of period..................       $ 8.68            $ 9.82            $12.95          $11.79
                                                       ======            ======            ======          ======

Total Return+...................................       (11.61)%(1)       (13.43)%           10.43%          17.90%(1)

Ratios to Average Net Assets(3):
Expenses........................................         1.08 %(2)         1.04 %            1.04%           1.13%(2)

Net investment income...........................         0.20 %(2)         0.15 %            0.00%           0.32%(2)

Supplemental Data:
Net assets, end of period, in thousands.........       $7,252            $8,888            $5,339             $69

Portfolio turnover rate.........................           53 %(1)          162 %             184%             80%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Advisors Inc.
One Tower Bridge
West Conshohocken, Pennsylvania 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
EQUITY FUND

Semiannual Report
November 30, 2001